Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2019	December 31, 2018
Raw materials	$645,002	$857,462
Work in process	146,345	2,313,763
Finished goods	195,586	1,448,854
Total	986,933	4,620,079
Inventory write-down	(518,119)	(1,668 ,508)
Translation adjustments	4,402	68,233
Inventories, net	$473,216	$3,019,804